AMIDEX35 Israel Mutual Fund - Class No-Load
FUND SUMMARY
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES: (Fees paid directly from your investment)
Shareholder Fees	Class No-Load Amidex35 Israel Mutual Fund
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (As a percentage of offering price)	none
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption proceeds)	none
REDEMPTION FEES (as a percentage of amount redeemed for shares held less than 365 calendar days)	2.00%
EXCHANGE FEES	none

ANNUAL FUND OPERATING EXPENSES: (Expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class No-Load Amidex35 Israel Mutual Fund
MANAGEMENT FEES		0.80%
SERVICE AND DISTRIBUTION (12b-1) FEES		0.25%
OTHER EXPENSES		1.97%
TOTAL ANNUAL FUND OPERATING EXPENSES	[1]	3.02%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AMIDEX35 Israel Mutual Fund - Class No-Load Amidex35 Israel Mutual Fund Class No-Load	509	933	1,587	3,337

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
AMIDEX35 Israel Mutual Fund - Class No-Load Amidex35 Israel Mutual Fund Class No-Load	305	933	1,587	3,337

If you hold your shares for less than 365 days, a fee of 2.00% of the net amount redeemed of your Fund shares will be charged to you as an early redemption fee. Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.29% of the average value of its portfolio.

Principal Investment Strategies of the Fund.

The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35TM Index (the “Index”), in approximately the same percentages as those companies are included in the Index or until the Fund’s net assets reach $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.

Principal Risks of Investing in the Fund.

GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund’s share prices will fluctuate each day, depending on the changing value of the securities making up the Fund’s portfolio. On any given day, your shares may be worth less than what you paid for them.

STOCK RISK - The Fund invests in the stocks of companies included in the AMIDEX35TM Index. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.  A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35TM Index. The AMIDEX35TM Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index.  This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2012, four companies each individually comprise more than 5% of the Index and together made up 44.16% of the Index.  Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

INDEX RISK - The Fund invests almost exclusively in Index companies. Also, once the Fund invests in Index companies, it stays invested in those companies for as long as they remain in the Index. As a result, the Fund does not predict which stocks will outperform or under-perform, the market. If the Index stocks decrease in value, the Fund decreases in value. Also, some of the companies in the Index may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.

PORTFOLIO TURNOVER RISK - The Index is adjusted to add or delete companies once per year. As companies leave and enter the Index, the Fund's portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor.  Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

SECTOR RISK - The AMIDEX35TM Israel Mutual Fund includes companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. Investing in a single market sector is riskier that investing a variety of market sectors.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

i.	Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
ii.	Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
iii.	Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
iv.	Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.
v.	The Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor.
vi.	Transactions in foreign securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for the Fund to liquidate positions, thereby causing delays in the Fund’s receipt of proceeds and a concomitant loss of potential dividend and interest income or the incurring of interest costs on debt to cover the period required until the receipt of the proceeds from these same securities.

Because the AMIDEX35TM Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

Performance Information

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the MSCI World Index, a widely recognized, unmanaged index. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Year-by-Year Total Return as of Dec. 31st

Highest/Lowest quarterly results during this time period were:

HIGHEST	39.46% (quarter ended June 30, 2003)
LOWEST	-27.77% (quarter ended December 31, 2008)

The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was -11.59%.

AVERAGE ANNUAL TOTAL RETURNS FOR CLASS NO LOAD SHARES For the Period Ending 12/31/2011
Average Annual Total Returns Amidex35 Israel Mutual Fund	1 Year	5 Years	10 Years
Class No-Load	(29.15%)	(0.40%)	2.93%
Class No-Load - Return After Taxes on Distributions	(29.15%)	(0.42%)	2.92%
Class No-Load - Return After Taxes on Distributions and Sale of Fund Shares	(18.95%)	(0.35%)	2.53%
Class No-Load MSCI World Index (reflects no deductions for fees, expenses or taxes)	(5.01%)	(1.76%)	4.23%

For current performance information, call 1-888-876-3566 or visit www.amidex.com.

‘‘MSCI’’ and the ‘‘MSCI World Index’’ are registered service marks of MSCI Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund’s returns. The Fund’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions will generally be taxed to investors as ordinary income or capital gains unless the investor holds Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Distributions to investors from such tax-deferred arrangements may be taxed when received. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after tax returns depend on an investor’s  tax situation and may differ from those shown.

AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares
FUND SUMMARY
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES: (Fees paid directly from your investment)
Shareholder Fees Class A shares and Class C shares Amidex35 Israel Mutual Fund (USD $)		Class A	Class C
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (As a percentage of offering price)		5.50%	none
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption proceeds)		none	1.00%	[1]
REDEMPTION FEES (As a percentage of amount redeemed)	[2]	none	none
[1]	Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments.
[2]	If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within eighteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

ANNUAL FUND OPERATING EXPENSES: (Expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Class A shares and Class C shares Amidex35 Israel Mutual Fund	Class A		Class C
MANAGEMENT FEES	0.80%	[1]	0.80%	[2]
SERVICE AND DISTRIBUTION (12b-1) FEES	0.25%	[1]	1.00%	[2]
OTHER EXPENSES	1.97%	[1]	1.97%	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	3.02%	[1]	3.77%	[2]
[1]	Class A shares commenced investment operations on November 19, 1999.
[2]	Class C shares commenced investment operations on May 19, 2000.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Expense Example AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares Amidex35 Israel Mutual Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	838	1,432	2,049	3,703
Class C	481	1,152	1,944	4,010

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption AMIDEX35 Israel Mutual Fund - Class A shares and Class C shares Amidex35 Israel Mutual Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	838	1,432	2,049	3,703
Class C	379	1,152	1,944	4,010

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.29% of the average value of its portfolio.

Principal Investment Strategies of the Fund.

The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35TM Index (the “Index”), in approximately the same percentages as those companies are included in the Index or until the Fund’s net assets reach $25 million, the Adviser may invest Fund assets in a representative sample of Index securities and other permissible securities. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.

Principal Risks of Investing in the Fund.

GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund’s share prices will fluctuate each day, depending on the changing value of the securities making up the Fund’s portfolio. On any given day, your shares may be worth less than what you paid for them.

STOCK RISK - The Fund invests in the stocks of companies included in the AMIDEX35TM Index. The AMIDEX35TM Index is an unmanaged index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. The Adviser, Index Investments, LLC is responsible for calculating and maintaining the Index.  A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35TM Index. The AMIDEX35TM Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index.  This may cause the performance of a fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund. As of August 31, 2012, four companies each individually comprise more than 5% of the Index and together made up 44.16% of the Index.  Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

INDEX RISK - The Fund invests almost exclusively in Index companies. Also, once the Fund invests in Index companies, it stays invested in those companies for as long as they remain in the Index. As a result, the Fund does not predict which stocks will outperform or under-perform, the market. If the Index stocks decrease in value, the Fund decreases in value. Also, some of the companies in the Index may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.

PORTFOLIO TURNOVER RISK - The Index is adjusted to add or delete companies once per year. As companies leave and enter the Index, the Fund's portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor.  Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

SECTOR RISK - The AMIDEX35TM Israel Mutual Fund includes companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. Investing in a single market sector is riskier that investing a variety of market sectors.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

i.	Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
ii.	Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
iii.	Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
iv.	Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.
v.	The Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor.
vi.	Transactions in foreign securities may involve higher costs and typically take longer to settle than in the U.S., which may make it more difficult for the Fund to liquidate positions, thereby causing delays in the Fund’s receipt of proceeds and a concomitant loss of potential dividend and interest income or the incurring of interest costs on debt to cover the period required until the receipt of the proceeds from these same securities.

Because the AMIDEX35TM Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

Performance Information

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate that the Fund’s value varied at different times. The table below compares the Fund’s performance over time to that of the MSCI World Index, a widely recognized, unmanaged index. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Year-by-Year Total Return For Class A Shares As of December 31st

Highest/Lowest quarterly results during this time period were:

HIGHEST A Class	39.56% (quarter ended June 30, 2003)
LOWEST A Class	-27.89% (quarter ended December 31, 2008)

The bar chart above does not reflect any applicable sales charges which would reduce returns. The AMIDEX35TM Israel Mutual Fund's year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, for the Class A Shares was -11.66%.

AVERAGE ANNUAL TOTAL RETURNS For the Period Ending 12/31/2011 (Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)
Average Annual Total Returns Class A shares and Class C shares Amidex35 Israel Mutual Fund	1 Year	5 Years	10 Years	Inception Date
Class A	(33.11%)	(1.64%)	2.27%	Nov. 18, 1999
Class A - Return After Taxes on Distributions	(33.11%)	(1.68%)	2.25%
Class A - Return After Taxes on Distributions and Sale of Fund Shares	(21.52%)	(1.41%)	1.95%
Class C	(29.70%)	(1.26%)	2.10%	May 19, 2000
MSCI World Index	(5.01%)	(1.76%)	4.23%

For current performance information, call 1-888-876-3566 or visit www.amidex.com.

‘‘MSCI’’ and the ‘‘MSCI World Index’’ are registered service marks of MSCI Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund’s returns. The Fund’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions will generally be taxed to investors as ordinary income or capital gains unless the investor holds Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Distributions to investors from such tax-deferred arrangements may be taxed when received. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after tax returns depend on an investor’s  tax situation and may differ from those shown.